CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (25,663,000)	¥ (70,762,000)
Adjustments for
Operating lease charge	6,564,000	7,035,000
Depreciation of property, plant and equipment	132,000	19,000
Bad debt provision of trade receivables	13,536,000	49,827,000
Share based compensation	1,025,000	832,000
Interest expense on lease liability	753,000	1,094,000
Operating cash flows before working capital changes	(3,653,000)	(11,955,000)
Decrease (Increase) in inventories	(5,451,000)	24,837,000
Decrease (Increase) in trade receivables	18,987,000	(7,139,000)
Decrease (Increase) in other receivables and prepayments	5,787,000	(6,934,000)
Decrease in trade payables	3,932,000	(1,255,000)
Decrease (Increase) in unearned revenue	(8,357,000)
Decrease in taxes payable	(1,253,000)	(1,315,000)
Increase in accrued liabilities and other payables	(2,344,000)	82,000
Cash generated from (used in) operations	7,648,000	(3,679,000)
Interest paid	0
Income tax paid	(25,000)	(7,000)
Net cash generated from (used in) operating activities	7,623,000	(3,686,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(11,000)	(129,000)
Acquisition of intangible assets	(6,000)
Increase in restricted cash	(8,550,000)
Net cash used in investing activities	(8,567,000)	(129,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(14,480,000)	(14,964,000)
Additional paid in capital	2,450,000	29,976,000
Warrants exercised	0	10,394,000
Advance from related parties	0
Net cash generated from (used in) financing activities	(12,030,000)	25,406,000
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	(12,974,000)	21,591,000
CASH & EQUIVALENTS, BEGINNING OF PERIOD	27,880,000	12,344,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	97,000	94,000
CASH & EQUIVALENTS, END OF PERIOD	¥ 15,003,000	¥ 34,029,000